Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue From Transfer of Goods And Services

The Company derives revenue from the transfer of goods and provision of services in the following major product lines and segments:

Twelve Months Ended December 31, 2023 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$2,999,533	$—	$2,999,533
Consulting sales	—	5,054,995	—	5,054,995
Revenue from external customers	$—	$8,054,528	$—	$8,054,528
Timing of revenue recognition
At a point in time	$—	2,999,533	$—	$2,999,533
Over time	—	5,054,995	—	5,054,995
	$—	$8,054,528	$—	$8,054,528

Six Months Ended December 31, 2022 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$403,860	$—	$403,860
Consulting sales	—	2,298,596	—	2,298,596
Revenue from external customers	$—	$2,702,456	$—	$2,702,456
Timing of revenue recognition
At a point in time	$—	$403,680	$—	$403,680
Over time	—	2,298,596	—	2,298,596
	$—	$2,702,276	$—	$2,702,276

Twelve Months Ended June 30, 2022 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$2,549,308	$—	$2,549,308
Consulting sales	—	3,551,847	—	3,551,847
Revenue from external customers	$—	$6,101,155	$—	$6,101,155
Timing of revenue recognition
At a point in time	$—	$2,549,308	$—	$2,549,308
Over time	—	3,551,847	—	3,551,847
	$—	$6,101,155	$—	$6,101,155

Twelve Months Ended June 30, 2021 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$1,046,619	$—	$1,046,619
Consulting sales	—	2,847,120	—	2,847,120
Revenue from external customers	$—	$3,893,739	$—	$3,893,739
Timing of revenue recognition
At a point in time	$—	$1,046,619	$—	$1,046,619
Over time	—	2,847,120	—	2,847,120
	$—	$3,893,739	$—	$3,893,739

Summary of Assets and Liabilities Related to Contracts with Customers Recognised

The Company has recognized the following assets and liabilities related to contracts with customers:

	At December 31,	At December 31,
(in U.S. Dollars)	2023	2022
Contract liabilities – Hardware sales	$56,653	$71,985
Contract liabilities – Services sales	228,568	—
Total other current liabilities	$285,221	$71,985

Summary of Revenue Recognised in Current Reporting Period Relates to Brought-Forward Contract Liabilities

The following table shows how much of the revenue recognized in the current reporting period relates to brought-forward contract liabilities.

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
(in U.S. Dollars)	2023	2022	2022	2021
Revenue recognized that was included in the contract liability balance at the beginning of the period
Hardware sales	$71,985	$2,715	$232,800	$67,939